Unaudited Condensed Consolidated Interim Balance Sheet - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Non-current assets
Goodwill	£ 8,120.2	£ 10,170.7	£ 13,252.1
Other	1,488.9	1,468.8	1,786.2
Property, plant and equipment	914.0	876.0	984.4
Right-of-use assets	1,773.9	1,734.5	1,825.2
Interests in associates and joint ventures	515.7	813.0	739.6
Other investments	398.0	498.3	574.7
Deferred tax assets	205.2	187.9	155.4
Trade and other receivables	144.0	137.6	182.7
Non-current assets	13,559.9	15,886.8	19,500.3
Current assets
Corporate income tax recoverable	180.8	165.4	248.1
Trade and other receivables	9,403.3	11,822.3	13,170.2
Cash and short-term deposits	2,762.6	2,969.0	2,173.2
Subtotal of current assets before including assets classified as held for sale	12,346.7	14,956.7	15,591.5
Assets classified as held for sale	49.8	485.3
Total of current assets after including assets classified as held for sale	12,396.5	15,442.0	15,591.5
Current liabilities
Trade and other payables	(10,772.3)	(14,186.8)	(14,365.7)
Corporate income tax payable	(371.3)	(499.9)	(493.9)
Short-term lease liabilities	(310.2)	(302.2)	(388.4)
Bank overdrafts, bonds and bank loans	(352.3)	(461.3)	(1,134.8)
Current liabilities other than liabilities included in disposal groups classified as held for sale	(11,806.1)	(15,450.2)	(16,382.8)
Liabilities associated with assets classified as held for sale	(20.9)	(170.4)
Total of current liabilities after including liabilitites associated with assets as held for sale	(11,827.0)	(15,620.6)	(16,382.8)
Net current assets/(liabilities)	569.5	(178.6)	(791.3)
Total assets less current liabilities	14,129.4	15,708.2	18,709.0
Non-current liabilities
Bonds and bank loans	(5,135.8)	(4,047.3)	(5,309.4)
Trade and other payables	(386.3)	(483.3)	(567.7)
Deferred tax liabilities	(398.9)	(379.8)	(397.7)
Provisions for post-employment benefits	(169.5)	(159.0)	(184.9)
Provisions for liabilities and charges	(235.1)	(247.8)	(255.8)
Long-term lease liabilities	(2,035.6)	(1,947.5)	(1,957.3)
Non-current liabilities	(8,361.2)	(7,264.7)	(8,672.8)
Net assets	5,768.2	8,443.5	10,036.2
Equity
Called-up share capital	129.6	132.8	133.3
Share premium account	570.3	570.3	569.9
Other reserves	(100.7)	(501.2)	483.5
Own shares	(1,124.3)	(1,178.7)	(1,207.4)
Retained earnings	5,924.9	9,048.9	9,652.4
Equity shareholders' funds	5,399.8	8,072.1	9,631.7
Non-controlling interests	368.4	371.4	404.5
Total equity	£ 5,768.2	£ 8,443.5	£ 10,036.2